Income and Social Contribution Taxes - Schedule of Income and Social Contribution Tax Expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income and Social Contribution Tax Expenses [Abstract]
Income before income and social contribution taxes		R$ 124,648	R$ 191,515	R$ 281,709
Combined nominal rate of income tax and social contribution taxes – %		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ (42,380)	R$ (65,115)	R$ (95,781)
Share of loss in a Joint Venture (in Shares)		(484)	(20)	(24)
Management bonus		R$ (726)	R$ (596)	R$ (639)
Fair value variation of accounts receivable from sale of farms		3,744	(657)	5,821
Non-deductible expenses		(48)	(140)
Net effect of profit taxed abroad		(107)	(307)	(1,459)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue	[1]	56,057	96,914	81,133
Other permanent addition/exclusion		(2,685)	5,273	(2,224)
Income and social contribution taxes for the year		13,371	35,352	(13,173)
Current		(19,315)	(23,474)	(53,224)
Deferred		32,686	58,826	40,051
Income and social contribution taxes for the year		R$ 13,371	R$ 35,352	R$ (13,173)
Effective tax rate		11.00%	18.00%	(5.00%)

[1]	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.